Short-term Loan	12 Months Ended
Dec. 31, 2017
Short-term Loan
Short-term Loan

13.Short-term Loan

As of December 31, 2016 and 2017, the short-term loan balances represent short-term loan arrangements with banks which were repayable within a maturity term ranging from one month to six months and charged at a fixed interest rates ranging from 0.98% to 1.29% and 0.78% to 2.42% per annum, respectively. The short-term loan are denominated in US$, HK$ or JPY.

As of December 31, 2016 and 2017, certain short-term loans were secured by RMB deposits of the Group in onshore branches of the banks in the amount of RMB3,995.0 million and RMB4,091.0 million (US$628.8 million), which was recognized as restricted cash (see Note 2(f)).

In 2017, the Group entered into several loan credit facility agreements provided by certain financial institution. As at December 31, 2017, US$625.1 million of such credit facilities has not been utilized.

In the year ended December 31, 2017, the Company also entered into several guarantee agreements in the aggregate amount of US$510.0 million in respect of certain credit facilities taken by its subsidiaries. As at December 31, 2017, US$265.0 million of such credit facilities had not been utilized.